Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable
Components of Accounts Receivable

	As of
($ in thousands)	December 31, 2014	December 31, 2013

Accounts receivable, gross	$56,994	$62,797
Less: Allowance for doubtful accounts	(100)	(130)

Accounts receivable, net	$56,894	$62,667